RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Amounts due from related parties	$ 222,027	$ 619,432
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Amounts due to related parties	$ 16,714,326	$ 19,323,337
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	$ 2,660,504	$ 35,127,463	$ 13,079,018
WuXi Biologics (Cayman) Inc.
Related Party Transaction [Line Items]
Amounts due from related parties	$ 102,416	$ 115,491
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:SubsidiaryOfCommonParentMember	us-gaap:SubsidiaryOfCommonParentMember
Amounts due to related parties	$ 16,371,593	$ 17,840,876
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:SubsidiaryOfCommonParentMember	us-gaap:SubsidiaryOfCommonParentMember
WuXi Biologics (Cayman) Inc. | Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	$ 1,868,815	$ 27,764,750	12,561,276
WuXi AppTec Group
Related Party Transaction [Line Items]
Amounts due from related parties	$ 118,594	$ 503,941
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:MajorityShareholderMember	us-gaap:MajorityShareholderMember
Amounts due to related parties	$ 341,716	$ 1,482,461
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:MajorityShareholderMember	us-gaap:MajorityShareholderMember
WuXi AppTec Group | Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	$ 787,602	$ 7,362,713	$ 517,742
Certain senior management personnel
Related Party Transaction [Line Items]
Amounts due from related parties	1,017
Amounts due to related parties	1,017
Related party transactions	$ 4,087